FIDELITY
FREEDOM
FUNDS(REGISTERED TRADEMARK)  - INCOME, 2000, 2010, 2020, 2030

ANNUAL REPORT
MARCH 31, 1999

(fidelity_logo_graphic)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the funds have done over
                           time.

FUND TALK              14  The managers' review of the
                           funds' performance, strategy
                           and outlook.

FREEDOM INCOME         18  Investment Changes
                       20  Investments
                       21  Financial Statements

FREEDOM 2000           25  Investment Changes
                       27  Investments
                       29  Financial Statements

FREEDOM 2010           33  Investment Changes
                       35  Investments
                       37  Financial Statements

FREEDOM 2020           41  Investment Changes
                       43  Investments
                       45  Financial Statements

FREEDOM 2030           49  Investment Changes
                       51  Investments
                       53  Financial Statements

NOTES                  57  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  60  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          61

OF SPECIAL NOTE        62

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

Breaking through 10,000 by the Dow Jones Industrial Average was the big news in equity markets during March, as that milestone was the last of six new highs the Dow recorded during the month. Renewed strength in the energy and cyclical sectors contributed to the rally. In fixed-income, Treasuries continued to struggle based on the persistent strength of the economy, as yields on the 30-year benchmark rose to their highest levels since August of 1998.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Freedom Funds are already diversified because they invest in stock, bond and money market funds with both domestic and foreign exposures. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

FIDELITY FREEDOM INCOME FUND(REGISTERED TRADEMARK)
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY FREEDOM INCOME           8.41%        27.01%

FIDELITY FREEDOM INCOME           7.67%        27.84%
COMPOSITE

 Wilshire 5000                    13.09%       75.75%

 LB Aggregate Bond                6.49%        20.68%

 LB 3 Month T-Bill                5.09%        13.56%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom Income Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Index, the Lehman Brothers Aggregate Bond Index, and the Lehman Brothers 3 Month Treasury Bill Index according to the composite benchmark weightings. This benchmark includes reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY FREEDOM INCOME           8.41%        10.24%

FIDELITY FREEDOM INCOME           7.67%        10.54%
COMPOSITE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Freedom Income              FID Freedom Income
LB Aggregate Bond
             00369                       F0199
LB001
  1996/10/17      10000.00                    10000.00
   10000.00
  1996/10/31      10030.00                    10028.71
   10097.80
  1996/11/30      10240.00                    10247.43
   10270.47
  1996/12/31      10179.60                    10204.29
   10174.95
  1997/01/31      10310.89                    10344.97
   10206.50
  1997/02/28      10320.95                    10370.50
   10232.01
  1997/03/31      10199.19                    10250.14
   10118.44
  1997/04/30      10361.97                    10421.14
   10270.21
  1997/05/31      10556.06                    10630.51
   10367.78
  1997/06/30      10709.79                    10794.08
   10491.16
  1997/07/31      11018.25                    11099.52
   10774.42
  1997/08/31      10904.70                    10998.75
   10682.84
  1997/09/30      11101.56                    11213.90
   10840.94
  1997/10/31      11101.33                    11223.53
   10998.14
  1997/11/30      11195.23                    11336.98
   11048.73
  1997/12/31      11290.08                    11444.19
   11160.32
  1998/01/31      11396.39                    11537.19
   11303.17
  1998/02/28      11577.51                    11718.56
   11294.13
  1998/03/31      11716.58                    11873.82
   11332.53
  1998/04/30      11770.00                    11948.08
   11391.46
  1998/05/31      11780.60                    11951.40
   11499.68
  1998/06/30      11933.05                    12096.33
   11597.23
  1998/07/31      11954.76                    12074.88
   11621.84
  1998/08/31      11669.66                    11799.62
   11811.01
  1998/09/30      11955.69                    12089.29
   12087.52
  1998/10/31      12121.51                    12262.52
   12023.75
  1998/11/30      12298.83                    12461.41
   12091.84
  1998/12/31      12543.67                    12655.32
   12128.21
  1999/01/31      12689.53                    12803.77
   12214.83
  1999/02/28      12543.61                    12636.89
   12001.56
  1999/03/31      12701.39                    12784.03
   12068.15
IMATRL PRASUN   SHR__CHT 19990331 19990414 143952 R00000000000033

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund on October 17, 1996, when the fund started. As the chart shows, by March 31, 1999, the value of the investment would have grown to $12,701 - a 27.01% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index* did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,068 - a 20.68% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom Income Composite Index would have grown to 12,784 - a 27.84% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* LEHMAN BROTHERS AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED
INDEX OF INVESTMENT-GRADE FIXED-RATE DEBT ISSUES, INCLUDING
GOVERNMENT, CORPORATE, ASSET-BACKED, AND MORTGAGE-BACKED SECURITIES, WITH MATURITIES OF ONE YEAR OR MORE.

FIDELITY FREEDOM 2000 FUND(REGISTERED TRADEMARK)
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999       PAST 1 YEAR  LIFE OF FUND

FIDELITY FREEDOM 2000              10.51%       39.05%

FIDELITY FREEDOM 2000 COMPOSITE    9.11%        39.90%

 Wilshire 5000                     13.09%       75.75%

 MSCI EAFE                         6.31%        25.92%

 LB Aggregate Bond                 6.49%        20.68%

 ML High Yield Master              1.94%        21.86%

 LB 3 Month T-Bill                 5.09%        13.56%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2000 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Index, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. This benchmark includes reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999       PAST 1 YEAR  LIFE OF FUND

FIDELITY FREEDOM 2000              10.51%       14.39%

FIDELITY FREEDOM 2000 COMPOSITE    9.11%        14.67%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Freedom 2000                FID Freedom 2000
LB Aggregate Bond
             00370                       F0200
LB001
  1996/10/17      10000.00                    10000.00
   10000.00
  1996/10/31      10000.00                    10002.40
   10097.80
  1996/11/30      10340.00                    10362.67
   10270.47
  1996/12/31      10239.47                    10280.05
   10174.95
  1997/01/31      10441.23                    10501.66
   10206.50
  1997/02/28      10451.32                    10528.77
   10232.01
  1997/03/31      10209.21                    10300.61
   10118.44
  1997/04/30      10451.32                    10552.89
   10270.21
  1997/05/31      10806.18                    10932.24
   10367.78
  1997/06/30      11070.24                    11220.08
   10491.16
  1997/07/31      11578.05                    11699.65
   10774.42
  1997/08/31      11313.99                    11457.72
   10682.84
  1997/09/30      11669.45                    11828.31
   10840.94
  1997/10/31      11517.11                    11716.52
   10998.14
  1997/11/30      11669.45                    11890.52
   11048.73
  1997/12/31      11805.30                    12039.13
   11160.32
  1998/01/31      11941.83                    12164.84
   11303.17
  1998/02/28      12319.94                    12538.20
   11294.13
  1998/03/31      12582.51                    12822.10
   11332.53
  1998/04/30      12656.03                    12921.34
   11391.46
  1998/05/31      12591.25                    12849.45
   11499.68
  1998/06/30      12836.88                    13078.53
   11597.23
  1998/07/31      12847.56                    13001.07
   11621.84
  1998/08/31      12067.95                    12267.55
   11811.01
  1998/09/30      12495.13                    12674.52
   12087.52
  1998/10/31      12826.20                    13046.34
   12023.75
  1998/11/30      13189.31                    13432.82
   12091.84
  1998/12/31      13607.24                    13794.42
   12128.21
  1999/01/31      13872.10                    14024.01
   12214.83
  1999/02/28      13618.27                    13740.00
   12001.56
  1999/03/31      13905.21                    13989.98
   12068.15
IMATRL PRASUN   SHR__CHT 19990331 19990414 143530 R00000000000033

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund on October 17, 1996, when the fund started. As the chart shows, by March 31, 1999 the value of the investment would have grown to $13,905 - a 39.05% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index* did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,068 - a 20.68% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2000 Composite Index would have grown to $13,990 - a 39.90% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* LEHMAN BROTHERS AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED
INDEX OF INVESTMENT-GRADE FIXED-RATE DEBT ISSUES, INCLUDING
GOVERNMENT, CORPORATE, ASSET-BACKED, AND MORTGAGE-BACKED SECURITIES, WITH MATURITIES OF ONE YEAR OR MORE.

FIDELITY FREEDOM 2010 FUND(REGISTERED TRADEMARK)
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999       PAST 1 YEAR  LIFE OF FUND

FIDELITY FREEDOM 2010              12.65%       51.75%

FIDELITY FREEDOM 2010 COMPOSITE    10.25%       51.78%

 Wilshire 5000                     13.09%       75.75%

 MSCI EAFE                         6.31%        25.92%

 LB Aggregate Bond                 6.49%        20.68%

 ML High Yield Master              1.94%        21.86%

 LB 3 Month T-Bill                 5.09%        13.56%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2010 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Index, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. This benchmark includes reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999       PAST 1 YEAR  LIFE OF FUND

FIDELITY FREEDOM 2010              12.65%       18.54%

FIDELITY FREEDOM 2010 COMPOSITE    10.25%       18.55%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Freedom 2010                FID Freedom 2010
S&P 500
             00371                       F0201
SP001
  1996/10/17      10000.00                    10000.00
   10000.00
  1996/10/31       9960.00                     9959.84
    9982.17
  1996/11/30      10430.00                    10444.05
   10736.72
  1996/12/31      10299.25                    10343.55
   10524.02
  1997/01/31      10592.36                    10649.72
   11181.56
  1997/02/28      10602.47                    10680.84
   11269.23
  1997/03/31      10258.82                    10368.25
   10806.17
  1997/04/30      10582.25                    10687.21
   11451.30
  1997/05/31      11099.54                    11242.70
   12148.46
  1997/06/30      11475.28                    11652.96
   12692.71
  1997/07/31      12165.83                    12286.92
   13702.67
  1997/08/31      11749.47                    11906.14
   12935.04
  1997/09/30      12267.38                    12433.46
   13643.50
  1997/10/31      11932.26                    12155.35
   13187.80
  1997/11/30      12145.52                    12395.96
   13798.27
  1997/12/31      12293.47                    12578.66
   14035.18
  1998/01/31      12461.73                    12725.89
   14190.41
  1998/02/28      13071.67                    13329.13
   15213.83
  1998/03/31      13471.28                    13766.53
   15992.93
  1998/04/30      13576.44                    13893.36
   16153.81
  1998/05/31      13404.55                    13718.91
   15876.13
  1998/06/30      13746.61                    14037.35
   16521.02
  1998/07/31      13746.61                    13894.84
   16345.07
  1998/08/31      12346.29                    12577.15
   13981.90
  1998/09/30      12923.52                    13081.49
   14877.58
  1998/10/31      13447.31                    13702.92
   16087.72
  1998/11/30      14024.54                    14303.17
   17062.80
  1998/12/31      14667.60                    14869.96
   18045.96
  1999/01/31      15064.61                    15196.38
   18800.64
  1999/02/28      14711.71                    14795.46
   18216.32
  1999/03/31      15174.90                    15178.02
   18945.15
IMATRL PRASUN   SHR__CHT 19990331 19990414 163803 R00000000000033

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund on October 17, 1996, when the fund started. As the chart shows, by March 31, 1999, the value of the investment would have grown to $15,175 - a 51.75% increase on the initial investment. For comparison, look at how the S&P 500(registered trademark) Index* did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,945 - an 89.45% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2010 Composite Index would have grown to $15,178 - a 51.78% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* STANDARD & POOR'S 500 INDEX IS A MARKET CAPITALIZATION-WEIGHTED
INDEX OF COMMON STOCKS.

FIDELITY FREEDOM 2020 FUND(REGISTERED TRADEMARK)
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999       PAST 1 YEAR  LIFE OF FUND

FIDELITY FREEDOM 2020              14.00%       58.93%

FIDELITY FREEDOM 2020 COMPOSITE    10.93%       58.41%

 Wilshire 5000                     13.09%       75.75%

 MSCI EAFE                         6.31%        25.92%

 LB Aggregate Bond                 6.49%        20.68%

 ML High Yield Master              1.94%        21.86%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2020 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Index, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch High Yield Master Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. This benchmark includes reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999       PAST 1 YEAR  LIFE OF FUND

FIDELITY FREEDOM 2020              14.00%       20.80%

FIDELITY FREEDOM 2020 COMPOSITE    10.93%       20.64%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Freedom 2020                FID Freedom 2020
S&P 500
             00372                       F0202
SP001
  1996/10/17      10000.00                    10000.00
   10000.00
  1996/10/31       9940.00                     9933.16
    9982.17
  1996/11/30      10460.00                    10475.04
   10736.72
  1996/12/31      10329.39                    10371.89
   10524.02
  1997/01/31      10662.27                    10725.02
   11181.56
  1997/02/28      10672.36                    10757.63
   11269.23
  1997/03/31      10299.13                    10408.63
   10806.17
  1997/04/30      10652.18                    10758.15
   11451.30
  1997/05/31      11249.41                    11405.38
   12148.46
  1997/06/30      11685.20                    11877.05
   12692.71
  1997/07/31      12455.43                    12588.43
   13702.67
  1997/08/31      11958.84                    12130.06
   12935.04
  1997/09/30      12566.91                    12744.96
   13643.50
  1997/10/31      12110.86                    12354.83
   13187.80
  1997/11/30      12364.22                    12633.76
   13798.27
  1997/12/31      12523.50                    12832.04
   14035.18
  1998/01/31      12691.46                    12986.18
   14190.41
  1998/02/28      13457.77                    13741.24
   15213.83
  1998/03/31      13940.66                    14280.13
   15992.93
  1998/04/30      14056.13                    14424.33
   16153.81
  1998/05/31      13821.29                    14175.93
   15876.13
  1998/06/30      14225.30                    14549.59
   16521.02
  1998/07/31      14214.67                    14361.14
   16345.07
  1998/08/31      12354.11                    12614.35
   13981.90
  1998/09/30      13002.65                    13167.55
   14877.58
  1998/10/31      13683.08                    13971.37
   16087.72
  1998/11/30      14406.04                    14712.01
   17062.80
  1998/12/31      15237.35                    15426.64
   18045.96
  1999/01/31      15717.96                    15825.79
   18800.64
  1999/02/28      15313.81                    15353.07
   18216.32
  1999/03/31      15892.72                    15841.33
   18945.15
IMATRL PRASUN   SHR__CHT 19990331 19990414 163721 R00000000000033

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund on October 17, 1996, when the fund started. As the chart shows, by March 31, 1999, the value of the investment would have grown to $15,893 - a 58.93% increase on the initial investment. For comparison, look at how the S&P 500(registered trademark) Index* did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,945 - a 89.45% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2020 Composite Index would have grown to $15,841 - an 58.41% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* STANDARD & POOR'S 500 INDEX IS A MARKET CAPITALIZATION-WEIGHTED
INDEX OF COMMON STOCKS.

FIDELITY FREEDOM 2030 FUND(REGISTERED TRADEMARK)
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999       PAST 1 YEAR  LIFE OF FUND

FIDELITY FREEDOM 2030              14.29%       60.41%

FIDELITY FREEDOM 2030 COMPOSITE    10.95%       59.05%

 Wilshire 5000                     13.09%       75.75%

 MSCI EAFE                         6.31%        25.92%

 LB Aggregate Bond                 6.49%        20.68%

 ML High Yield Master              1.94%        21.86%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2030 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Index, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch High Yield Master Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. This benchmark includes reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MARCH 31, 1999       PAST 1 YEAR  LIFE OF FUND

FIDELITY FREEDOM 2030              14.29%       21.25%

FIDELITY FREEDOM 2030 COMPOSITE    10.95%       20.83%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Freedom 2030                FID Freedom 2030
S&P 500
             00373                       F0203
SP001
  1996/10/17      10000.00                    10000.00
   10000.00
  1996/10/31       9930.00                     9925.17
    9982.17
  1996/11/30      10460.00                    10473.24
   10736.72
  1996/12/31      10329.39                    10373.59
   10524.02
  1997/01/31      10662.27                    10717.74
   11181.56
  1997/02/28      10682.44                    10757.34
   11269.23
  1997/03/31      10299.13                    10412.52
   10806.17
  1997/04/30      10652.18                    10758.65
   11451.30
  1997/05/31      11289.01                    11424.38
   12148.46
  1997/06/30      11734.10                    11910.68
   12692.71
  1997/07/31      12513.00                    12623.01
   13702.67
  1997/08/31      11997.10                    12142.74
   12935.04
  1997/09/30      12634.39                    12774.04
   13643.50
  1997/10/31      12128.61                    12348.46
   13187.80
  1997/11/30      12381.50                    12625.93
   13798.27
  1997/12/31      12539.75                    12824.05
   14035.18
  1998/01/31      12728.00                    12988.81
   14190.41
  1998/02/28      13522.85                    13777.06
   15213.83
  1998/03/31      14035.31                    14335.30
   15992.93
  1998/04/30      14160.81                    14481.95
   16153.81
  1998/05/31      13910.46                    14221.14
   15876.13
  1998/06/30      14319.91                    14598.35
   16521.02
  1998/07/31      14309.13                    14406.06
   16345.07
  1998/08/31      12272.67                    12532.21
   13981.90
  1998/09/30      12929.94                    13069.92
   14877.58
  1998/10/31      13651.86                    13924.04
   16087.72
  1998/11/30      14438.43                    14706.60
   17062.80
  1998/12/31      15312.95                    15453.02
   18045.96
  1999/01/31      15820.07                    15866.53
   18800.64
  1999/02/28      15401.14                    15381.67
   18216.32
  1999/03/31      16040.56                    15904.99
   18945.15
IMATRL PRASUN   SHR__CHT 19990331 19990414 163637 R00000000000033

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund on October 17, 1996, when the fund started. As the chart shows, by March 31, 1999, the value of the investment would have grown to $16,041 - a 60.41% increase on the initial investment. For comparison, look at how the S&P 500(registered trademark) Index* did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,945 - an 89.45% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2030 Composite Index would have grown to $15,905 - a 59.05% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* STANDARD & POOR'S 500 INDEX IS A MARKET CAPITALIZATION-WEIGHTED
INDEX OF COMMON STOCKS.

FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP

After flirting with the historic five-digit milestone on three previous trading sessions, investors celebrated as the
Dow Jones Industrial Average closed
above the 10,000 level for the first
time on March 29. During the
12-month period ended March 31,
1999, most U.S. stock market
indexes approached or set record
highs as the Standard & Poor's 500
Index and the Dow returned 27.34%
and 25.80%, respectively. The lofty
returns of a relatively small number
of large-cap growth stocks, however,
masked the narrow strength of the
market and the lackluster
performance of small-cap stocks. The
majority of equities included in the
broader market indexes posted
negative returns during the past 12
months. As large-cap growth stocks
continued their upward advance late
in the period, signs that the U.S.
economy was continuing to expand
at a fairly strong pace, along with
the improved outlook for overseas
economies, prompted fears of
inflation. In response, investors
pushed down the bond market and
the price of the benchmark 30-year
Treasury Bond. In anticipation of a
potential policy shift at the Federal
Reserve Board from lowering rates to
raising them, the yield on the
30-year Treasury - which moves
in the opposite direction of bond
prices - increased to 5.62% at the
end of the period, from its low of
4.72% in October 1998. U.S.
Treasury prices moved moderately
higher late in the period following
news that the Fed decided to
hold short-term interest rates
unchanged.

(photograph of Scott Stewart)
(photograph of Ren Cheng)

An interview with Scott Stewart (right photo) and Ren Cheng, Portfolio Managers of Fidelity Freedom Funds

Q. HOW DID THE FUNDS PERFORM, SCOTT?

S.S. Very well. For the 12 months that ended March 31, 1999, the Income, 2000 and 2010 portfolios returned 8.41%, 10.51% and 12.65%, respectively. The 2020 and 2030 portfolios returned 14.00% and 14.29%, respectively, over the same period. Each Freedom Fund compares its performance to a composite benchmark, which is comprised of various indexes and reflects the fund's target allocation mix. Over the past 12 months, the composite benchmarks for the Income, 2000 and 2010 portfolios returned 7.67%, 9.11% and 10.25%, respectively. The composite benchmarks for the 2020 and 2030 portfolios returned 10.93% and 10.95%, respectively, during the same period.

Q. TURNING TO YOU REN, WHAT FACTORS SHAPED THE FUNDS' PERFORMANCE IN LIGHT OF MARKET VOLATILITY?

R.C. The funds were tested during the meltdown of last August and they passed the test, reacting coolly to the volatility. This was by design. The funds did exactly what they were supposed to do. The degree of outperformance for the funds increased, as did the risk level, along the maturity spectrum due to varying degrees of equity exposure. Since the funds don't engage in market timing, we were able to keep risk acceptably low for the portfolios. Fixed-income securities provided the necessary stability for the portfolios, as equity markets shed gains in the fall. Conversely, when equities rebounded in the first quarter of 1999, bonds began to decline. This balance allowed the funds to operate effectively.

Q. WHAT SEGMENTS OF THE MARKET INFLUENCED PERFORMANCE?

R.C. Fund holdings in domestic equities in the portfolios' underlying Fidelity mutual funds - such as Blue Chip Growth and Fidelity Fund - that were focused on large-cap, growth-oriented stocks, were the real stars during the period. Value funds - such as Equity-Income and Disciplined Equity - lagged their respective benchmarks. Extreme volatility in the marketplace caused investors to turn their backs on out-of-favor value-oriented stocks and embrace the predictable earnings growers. This swing contributed to the widening performance disparity between large-cap stocks and small- to mid-cap stocks throughout the period. On the international side of the underlying Fidelity funds, performance was mixed. Overseas and Diversified International trailed the Morgan Stanley Capital International Europe, Australasia and Far East Index - due to the surprising strength of the Japanese market, to which we had limited exposure relative to the benchmark. While the Japan Fund advanced, the Southeast Asia and Europe portfolios declined for the same period. Underperformance among fixed-income securities was isolated to the underlying Fidelity funds' exposure to credit spread securities - such as corporates, mortgages and asset-backed securities - which lagged in the fall. On a positive note, Capital & Income outpaced the high-yield benchmark index due to superior credit research.

Q. GIVEN THE PERIOD'S VOLATILITY, COULD YOU EXPLAIN YOUR
ASSET-ALLOCATION STRATEGY?

R.C. The portfolios are managed using a downside-risk minimization model. Asset allocation is determined based on the long-term historical behavior of the underlying asset classes. We do not make market-timing bets. It is important to follow the target asset allocation and allow the built-in diversification to neutralize market instability. If you attempt to time the market, more often than not you will be making moves at precisely the wrong times. History has shown that the right "structure," i.e. asset allocation, yields over 80% of your total return over a long period of time.

Q. FREEDOM FUNDS' ASSETS GREW APPRECIABLY OVER THE PAST 12 MONTHS. TO WHAT DO YOU ATTRIBUTE THE STRONG INFLOWS?

R.C. This trend may be due to the fact that a lot of people today want help with their investments; they're looking for easy-to-use, diversified products that are professionally managed. Understandably, the Freedom Funds fit that mold. Specifically, retirement plan sponsors have rallied around the funds' predictability and consistency, seeing them as well suited for retirement savings. They offer an alternative to index funds, with added diversification - an attractive product for retirement investors.

Q. WHAT'S YOUR OUTLOOK?

R.C. I do not expect volatility to subside any time soon. I feel that interest rates should remain reasonably steady with inflation relativity contained. I think that large-cap stocks should do well in a low inflation environment. With the absence of pricing power, market share will ultimately drive growth. In terms of the funds' long-term strategy, we'll gradually reallocate each Freedom Fund's target investment mix over the coming months. The table below illustrates the target mix we'd like to achieve for each fund by the next time we address our shareholders on September 30, 1999.

                               INCOME  2000   2010   2020   2030

Domestic Equity Funds          20.0%   33.5%  49.4%  64.4%  70.0%

International Equity Funds     -       3.4%   7.4%   11.1%  13.7%

Inv. Grade Fixed-Income Funds  40.0%   39.3%  31.8%  17.0%  7.6%

High Yield Fixed-Income Funds  -       3.2%   6.2%   7.5%   8.7%

Money Market Funds             40.0%   20.6%  5.2%   -      -

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

REFLECTING THE CHANGES TO THE TARGET INVESTMENT MIXES DESCRIBED ABOVE, EACH FUND'S COMPOSITE BENCHMARK WILL CHANGE ITS ALLOCATION AS OF JUNE 30, 1999. THE TABLE BELOW ILLUSTRATES THESE CHANGES.
COMPOSITE BENCHMARKS
                      INCOME  2000   2010   2020   2030

Wilshire 5000         20.0%   33.7%  50.2%  64.7%  69.8%

MSCI EAFE             -       3.4%   7.6%   11.4%  13.9%

LB Aggregate Bond     40.0%   39.8%  31.1%  16.3%  7.4%

ML High Yield Master  -       3.3%   6.3%   7.6%   8.9%

LB 3 Month T-Bill     40.0%   19.8%  4.8%   -      -

(checkmark)FUND FACTS

GOAL: The Income fund seeks
high current income and, as
a secondary objective,
capital appreciation. The
2000, 2010, 2020 and
2030 funds each seek high
total return. Each fund seeks to
achieve its goal by investing in
a combination of underlying
Fidelity equity,
fixed-income and money
market funds.

FUND NUMBERS: Income (369);
2000 (370); 2010 (371);
2020 (372); 2030 (373)

SIZE: as of March 31, 1999,
more than $197 million
(Income); $563 million
(2000); $1.0 billion
(2010); $994 million
(2020); $365 million (2030)

MANAGERS: Ren Cheng, since
inception; manager, various
structured investments for
Fidelity Management Trust
Company; joined Fidelity in
1994; Scott Stewart, since
inception; manager, Fidelity
Fifty, 1993- January 1999;
founder and head of Fidelity's
Structured Equity Group, since
1987; joined Fidelity in 1987

REN CHENG ON
MANAGING RISK:

"Investors shouldn't buy Freedom
Funds for short-term speculation.
This is not the best reason to buy
these products, and I suggest that
they consider other alternatives.
What the Freedom Funds do offer
is a self-contained lifetime
investment program that
effectively lifts the burden off of
shareholders as we carefully
manage risk for them. We seek to
use fixed asset allocation over
time to anchor the portfolio's risk.
By investing in underlying Fidelity
funds, we are able to add value
over time by leveraging Fidelity's
strong suit - fundamental stock
research. We have found that by
exposing the funds to what
Fidelity is good at - risk
control/stock picking - we are
able to provide an effective
formula for the investor. Because
of automatic built-in
diversification, even amid the
market's worst days and in the
most aggressive Freedom Fund,
the loss is contained. So, on the
whole, our investors should
expect to see a lot of singles and
doubles, and from time to time, a
triple, but seldom, if ever, a
strike out. This is intentional.
The objective is to get on base
safely at all times. This makes for
a winning scenario."

FIDELITY FREEDOM INCOME FUND
INVESTMENT CHANGES


FUND HOLDINGS AS OF MARCH 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE HOLDINGS 6 MONTHS AGO

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund           2.9%                     2.9%

Disciplined Equity Fund         3.0                      2.9

Equity-Income Fund              2.9                      2.9

Fidelity Fund                   3.0                      2.9

Growth & Income Portfolio       2.9                      3.0

Growth Company Fund             3.0                      3.0

OTC Portfolio                      2.0                      2.0

                                 19.7                     19.6

INVESTMENT GRADE FIXED-INCOME
FUNDS

Government Income Fund          15.1                     15.3

Intermediate Bond Fund          9.9                      10.0

Investment Grade Bond Fund       15.2                     15.2

                                 40.2                     40.5

MONEY MARKET FUND

Fidelity Money Market Trust:     40.1                     39.9
 Retirement Money Market
Portfolio

                                100.0%                   100.0%


ASSET ALLOCATION

SIX MONTHS AGO
Row: 1, Col: 1, Value: 39.9
Row: 1, Col: 2, Value: 40.5
Row: 1, Col: 3, Value: 19.6
19.6%
39.9%
40.5%
CURRENT
Row: 1, Col: 1, Value: 40.1
Row: 1, Col: 2, Value: 40.2
Row: 1, Col: 3, Value: 19.7
19.7%
40.1%
40.2%
Domestic Equity funds

EXPECTED
Investment Grade Fixed-Income funds

Row: 1, Col: 1, Value: 40.0
Row: 1, Col: 2, Value: 40.0
Row: 1, Col: 3, Value: 20.0
20.0%
Money Market fund

40.0%
40.0%

THE SIX MONTHS AGO ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1998. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1999. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT SEPTEMBER 30, 1999.

FIDELITY FREEDOM INCOME FUND

INVESTMENTS MARCH 31, 1999

Showing Percentage of Total Value of Investment in Securities


EQUITY FUNDS - 19.7%

                               SHARES                      VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 19.7%

Blue Chip Growth Fund           109,324                    $ 5,823,708

Disciplined Equity Fund         190,168                     5,849,559

Equity-Income Fund              103,991                     5,815,168

Fidelity Fund                   150,685                     5,837,530

Growth & Income Portfolio       124,680                     5,815,070

Growth Company Fund             105,609                     5,824,350

OTC Portfolio                   80,622                      3,862,623

TOTAL EQUITY FUNDS                                          38,828,008
(Cost $32,482,832)

FIXED-INCOME FUNDS - 40.2%



INVESTMENT GRADE FIXED-INCOME
FUNDS - 40.2%

Government Income Fund          3,032,952                   29,935,237

Intermediate Bond Fund          1,926,753                   19,575,808

Investment Grade Bond Fund      4,126,862                   29,961,019

TOTAL FIXED-INCOME FUNDS                                    79,472,064
(Cost $80,206,934)

MONEY MARKET FUND - 40.1%



Fidelity Money Market Trust:    79,313,823                  79,313,823
Retirement  Money Market
Portfolio (Cost $79,313,823)

TOTAL INVESTMENT IN                                       $ 197,613,895
SECURITIES - 100%
(Cost $192,003,589)

OTHER INFORMATION

Purchases and redemptions of the underlying fund shares aggregated $174,916,302 and $36,705,552, respectively.

INCOME TAX INFORMATION

At March 31, 1999, the aggregate cost of investment securities for income tax purposes was $192,624,279. Net unrealized appreciation aggregated $4,989,616, of which $5,928,740 related to appreciated investment securities and $939,124 related to depreciated investment securities.

The fund hereby designates approximately $762,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY FREEDOM INCOME FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                            MARCH 31, 1999

ASSETS

Investment in securities, at                 $ 197,613,895
value (cost $192,003,589) -
See accompanying schedule

Cash                                          23,661

Receivable for Freedom Fund                   719,200
shares sold

Dividends receivable                          677,303

 TOTAL ASSETS                                 199,034,059

LIABILITIES

Payable for underlying fund     $ 1,081,774
shares purchased

Payable for Freedom Fund         301,939
shares redeemed

Accrued management fee           12,806

 TOTAL LIABILITIES                            1,396,519

NET ASSETS                                   $ 197,637,540

Net Assets consist of:

Paid in capital                              $ 190,812,766

Undistributed net investment                  752,770
income

Accumulated undistributed net                 461,698
realized gain (loss) on
investments

Net unrealized appreciation                   5,610,306
(depreciation) on investments

NET ASSETS, for 17,566,319                   $ 197,637,540
shares outstanding

NET ASSET VALUE, offering                     $11.25
price and redemption price
per share ($197,637,540
(divided by) 17,566,319
shares)

STATEMENT OF OPERATIONS
                            YEAR ENDED MARCH 31, 1999

INVESTMENT INCOME                         $ 5,798,469
Income distributions from
underlying funds

Interest                                   964

 TOTAL INCOME                              5,799,433

EXPENSES

Management fee                $ 126,861

Non-interested trustees'       406
compensation

 Total expenses before         127,267
reductions

 Expense reductions            (35,104)    92,163

NET INVESTMENT INCOME                      5,707,270

REALIZED AND UNREALIZED GAIN   (544,876)
(LOSS)
Realized gain (loss) on sale
of underlying fund shares

Capital gain distributions     1,690,269   1,145,393
from underlying funds

Change in net unrealized                   4,467,050
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            5,612,443

NET INCREASE (DECREASE) IN                $ 11,319,713
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions                        $ 24,831
 Reimbursement from
investment adviser

 Transfer agent credits                    10,273

                                          $ 35,104


STATEMENT OF CHANGES IN NET ASSETS
                                 YEAR ENDED MARCH 31, 1999  YEAR ENDED MARCH 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 5,707,270                $ 1,148,921
income

 Net realized gain (loss)         1,145,393                  834,555

 Change in net unrealized         4,467,050                  1,304,056
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       11,319,713                 3,287,532
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (5,362,025)                (1,139,587)
From net investment income

 From net realized gain           (1,020,486)                (147,075)

 TOTAL DISTRIBUTIONS              (6,382,511)                (1,286,662)

Share transactions Net            277,936,617                69,897,635
proceeds from sales of
Freedom Fund shares

 Reinvestment of distributions    6,288,639                  1,274,256

 Cost of Freedom Fund shares      (146,997,230)              (27,126,984)
redeemed

 NET INCREASE (DECREASE) IN       137,228,026                44,044,907
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       142,165,228                46,045,777
IN NET ASSETS

NET ASSETS

 Beginning of period              55,472,312                 9,426,535

 End of period (including        $ 197,637,540              $ 55,472,312
undistributed net investment
income of $752,770 and
$189,484, respectively)

OTHER INFORMATION
Shares

 Sold                             25,277,092                 6,546,429

 Issued in reinvestment of        571,496                    120,112
distributions

 Redeemed                         (13,347,804)               (2,537,779)

 Net increase (decrease)          12,500,784                 4,128,762


FINANCIAL HIGHLIGHTS
YEARS ENDED MARCH 31,            1999       1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.95    $ 10.06   $ 10.00
period

Income from Investment
Operations

Net investment income D           .49        .50       .22

Net realized and unrealized       .40        .96       (.02)
gain (loss)

Total from investment             .89        1.46      .20
operations

Less Distributions

 From net investment income       (.47)      (.51)     (.14)

From net realized gain            (.12)      (.06)     -

Total distributions               (.59)      (.57)     (.14)

Net asset value, end of period   $ 11.25    $ 10.95   $ 10.06

TOTAL RETURN B, C                 8.41%      14.88%    1.99%

RATIOS AND SUPPLEMENTAL DATA

 (amounts do not include the
activity of the underlying
funds)

Net assets, end of period        $ 197,638  $ 55,472  $ 9,427
(000 omitted)

Ratio of expenses to average      .08% F     .08% F    .08% A, F
net assets

Ratio of expenses to average      .07% G     .08%      .08% A
net assets after  expense
reductions

Ratio of net investment           4.46%      4.71%     4.95% A
income to average net assets

Portfolio turnover rate           29%        33%       32% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO
MARCH 31, 1997.

F STRATEGIC ADVISORS AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G STRATEGIC ADVISORS OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY FREEDOM 2000 FUND
INVESTMENT CHANGES


FUND HOLDINGS AS OF MARCH 31, 1999

                                % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                         THESE HOLDINGS 6 MONTHS AGO

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund            5.1%                     5.3%

Disciplined Equity Fund          5.1                      5.3

Equity-Income Fund               5.0                      5.3

Fidelity Fund                    5.1                      5.2

Growth & Income Portfolio        5.1                      5.3

Growth Company Fund              5.1                      5.4

OTC Portfolio                       3.4                      3.6

                                  33.9                     35.4

INTERNATIONAL EQUITY FUNDS

Diversified International Fund   0.9                      0.9

Europe Fund                      1.2                      1.2

Japan Fund                       0.3                      0.3

Overseas Fund                    0.9                      0.9

Southeast Asia Fund                0.1                      0.2

                                   3.4                      3.5

INVESTMENT GRADE FIXED-INCOME
FUNDS

Government Income Fund           15.2                     15.5

Intermediate Bond Fund           10.0                     10.0

Investment Grade Bond Fund        15.2                     15.4

                                  40.4                     40.9

HIGH YIELD FIXED-INCOME FUND

Capital & Income Fund              3.3                      3.5



MONEY MARKET FUND

Fidelity Money Market Trust:      19.0                     16.7
 Retirement Money Market
Portfolio

                                 100.0%                   100.0%


ASSET ALLOCATION

SIX MONTHS AGO
Row: 1, Col: 1, Value: 16.7
Row: 1, Col: 2, Value: 3.5
Row: 1, Col: 3, Value: 40.9
Row: 1, Col: 4, Value: 3.5
Row: 1, Col: 5, Value: 35.4
16.7% (MM)
35.4% (DE)
3.5% (HY)
3.5% (IE)
40.9% (IG)
CURRENT
Row: 1, Col: 1, Value: 19.0
Row: 1, Col: 2, Value: 3.3
Row: 1, Col: 3, Value: 40.4
Row: 1, Col: 4, Value: 3.4
Row: 1, Col: 5, Value: 33.9
19.0% (MM)
33.9% (DE)
3.3% (HY)
40.4% (IG)
3.4% (IE)

Equity
DE = Domestic Equity funds
IE = International Equity funds
EXPECTED
Fixed-income
IG = Investment Grade funds
HY = High Yield fund
Row: 1, Col: 1, Value: 20.6
Row: 1, Col: 2, Value: 3.2
Row: 1, Col: 3, Value: 39.3
Row: 1, Col: 4, Value: 3.4
Row: 1, Col: 5, Value: 33.5
20.6% (MM)
33.5% (DE)
3.2% (HY)
39.3% (IG)
3.4% (IE)
Money Market fund (MM)

THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1998. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1999. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT SEPTEMBER 30, 1999.

FIDELITY FREEDOM 2000 FUND

INVESTMENTS MARCH 31, 1999

Showing Percentage of Total Value of Investment in Securities



EQUITY FUNDS - 37.3%

                                 SHARES                          VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 33.9%

Blue Chip Growth Fund             538,177                        $ 28,668,663

Disciplined Equity Fund           934,850                         28,755,981

Equity-Income Fund                511,197                         28,586,142

Fidelity Fund                     741,630                         28,730,757

Growth & Income Portfolio         613,232                         28,601,150

Growth Company Fund               520,674                         28,715,168

OTC Portfolio                     397,111                         19,025,569

                                                                  191,083,430

INTERNATIONAL EQUITY FUNDS -
3.4%

Diversified International Fund    264,907                         4,821,306

Europe Fund                       208,142                         6,795,850

Japan Fund                        151,167                         1,934,940

Overseas Fund                     130,087                         4,811,908

Southeast Asia Fund               107,972                         958,789

                                                                  19,322,793

TOTAL EQUITY FUNDS                                                210,406,223
(Cost $174,239,771)

FIXED-INCOME FUNDS - 43.7%



HIGH YIELD FIXED-INCOME FUND
- 3.3%

Capital & Income Fund             1,860,072                       18,265,910



INVESTMENT GRADE FIXED-INCOME
FUNDS - 40.4%

Government Income Fund            8,700,792                       85,876,814

Intermediate Bond Fund            5,524,602                       56,129,954

Investment Grade Bond Fund        11,829,247                      85,880,331

                                                                  227,887,099

TOTAL FIXED-INCOME FUNDS                                         246,153,009
(Cost $247,977,527)

MONEY MARKET FUND - 19.0%



Fidelity Money Market Trust:      107,120,146                     107,120,146
Retirement  Money Market
Portfolio (Cost $107,120,146)

CASH EQUIVALENTS - 0.0%

                                 MATURITY AMOUNT                 VALUE (NOTE 1)

Investments in repurchase        $ 38,005                        $ 38,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.92%,
dated 3/31/99 due 4/1/99

TOTAL INVESTMENT IN                                             $ 563,717,378
SECURITIES - 100%
(Cost $529,375,444)


OTHER INFORMATION

Purchases and redemptions of the underlying fund shares aggregated $332,582,021 and $113,828,556, respectively.

INCOME TAX INFORMATION

At March 31, 1999, the aggregate cost of investment securities for income tax purposes was $532,079,744. Net unrealized appreciation aggregated $31,637,634, of which $34,680,565 related to appreciated investment securities and $3,042,931 related to depreciated investment securities.

The fund hereby designates approximately $4,460,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY FREEDOM 2000 FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                            MARCH 31, 1999

ASSETS

Investment in securities, at                 $ 563,717,378
value (including repurchase
agreements of $38,000) (cost
$529,375,444) -  See
accompanying schedule

Cash                                          292

Receivable for Freedom Fund                   1,555,102
shares sold

Dividends receivable                          1,572,620

 TOTAL ASSETS                                 566,845,392

LIABILITIES

Payable for underlying fund     $ 2,526,485
shares purchased

Payable for Freedom Fund         564,646
shares redeemed

Accrued management fee           36,629

 TOTAL LIABILITIES                            3,127,760

NET ASSETS                                   $ 563,717,632

Net Assets consist of:

Paid in capital                              $ 520,427,449

Undistributed net investment                  4,771,097
income

Accumulated undistributed net                 4,177,152
realized gain (loss)  on
investments

Net unrealized appreciation                   34,341,934
(depreciation) on investments

NET ASSETS, for 44,729,566                   $ 563,717,632
shares outstanding

NET ASSET VALUE, offering                     $12.60
price and redemption price
per share ($563,717,632
(divided by) 44,729,566
shares)

STATEMENT OF OPERATIONS
                               YEAR ENDED MARCH 31, 1999

INVESTMENT INCOME                           $ 16,406,157
Income distributions from
underlying funds

Interest                                     1,030

 TOTAL INCOME                                16,407,187

EXPENSES

Management fee                $ 426,588

Non-interested trustees'       1,433
compensation

 Total expenses before         428,021
reductions

 Expense reductions            (133,430)     294,591

NET INVESTMENT INCOME                        16,112,596

REALIZED AND UNREALIZED GAIN
(LOSS)

Realized gain (loss) on sale   (1,329,219)
of underlying fund shares

Capital gain distributions     10,278,474    8,949,255
from underlying funds

Change in net unrealized                     21,119,190
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                              30,068,445

NET INCREASE (DECREASE) IN                  $ 46,181,041
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions

 Reimbursement from                         $ 85,083
investment adviser

 Custodian credits                           37

 Transfer agent credits                      48,310

                                            $ 133,430


STATEMENT OF CHANGES IN NET ASSETS
                                 YEAR ENDED MARCH 31, 1999  YEAR ENDED MARCH 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 16,112,596               $ 3,425,458
income

 Net realized gain (loss)         8,949,255                  4,861,844

 Change in net unrealized         21,119,190                 13,600,251
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       46,181,041                 21,887,553
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (14,832,976)               (2,016,719)
From net investment income

 From net realized gain           (6,958,244)                (723,870)

 TOTAL DISTRIBUTIONS              (21,791,220)               (2,740,589)

Share transactions Net            485,624,589                361,047,372
proceeds from sales of
Freedom Fund shares

 Reinvestment of distributions    21,766,208                 2,734,857

 Cost of Freedom Fund shares      (293,188,489)              (73,749,351)
redeemed

 NET INCREASE (DECREASE) IN       214,202,308                290,032,878
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       238,592,129                309,179,842
IN NET ASSETS

NET ASSETS

 Beginning of period              325,125,503                15,945,661

 End of period (including        $ 563,717,632              $ 325,125,503
undistributed net investment
income of $4,771,097 and
$2,284,423, respectively)

OTHER INFORMATION
Shares

 Sold                             40,067,493                 31,728,940

 Issued in reinvestment of        1,786,671                  246,530
distributions

 Redeemed                         (24,267,906)               (6,408,111)

 Net increase (decrease)          17,586,258                 25,567,359


FINANCIAL HIGHLIGHTS
YEARS ENDED MARCH 31,            1999       1998       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.98    $ 10.12    $ 10.00
period

Income from Investment
Operations

Net investment income D           .45        .60        .18

Net realized and unrealized       .78        1.71       .03
gain (loss)

Total from investment             1.23       2.31       .21
operations

Less Distributions

 From net investment income       (.40)      (.33)      (.09)

From net realized gain            (.21)      (.12)      -

Total distributions               (.61)      (.45)      (.09)

Net asset value, end of period   $ 12.60    $ 11.98    $ 10.12

TOTAL RETURN B, C                 10.51%     23.25%     2.09%

RATIOS AND SUPPLEMENTAL DATA

 (amounts do not include the
activity of the underlying
funds)

Net assets, end of period        $ 563,718  $ 325,126  $ 15,946
(000 omitted)

Ratio of expenses to average      .08% F     .08% F     .08% A, F
net assets

Ratio of expenses to average      .07% G     .08%       .08% A
net assets after  expense
reductions

Ratio of net investment           3.76%      3.72%      4.00% A
income to average net assets

Portfolio turnover rate           27%        24%        19% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO
MARCH 31, 1997.

F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G STRATEGIC ADVISERS OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY FREEDOM 2010 FUND
INVESTMENT CHANGES


FUND HOLDINGS AS OF MARCH 31, 1999

                                % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                         THESE HOLDINGS 6 MONTHS AGO

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund            7.6%                     7.9%

Disciplined Equity Fund          7.7                      7.9

Equity-Income Fund               7.6                      7.9

Fidelity Fund                    7.7                      7.9

Growth & Income Portfolio        7.6                      8.0

Growth Company Fund              7.6                      8.1

OTC Portfolio                       5.1                      5.5

                                  50.9                     53.2

INTERNATIONAL EQUITY FUNDS

Diversified International Fund   2.0                      2.0

Europe Fund                      2.8                      2.7

Japan Fund                       0.8                      0.8

Overseas Fund                    1.9                      2.0

Southeast Asia Fund                0.4                      0.4

                                   7.9                      7.9

INVESTMENT GRADE FIXED-INCOME
FUNDS

Government Income Fund           11.4                     11.0

Intermediate Bond Fund           7.5                      7.1

Investment Grade Bond Fund        11.5                      10.9

                                  30.4                     29.0

HIGH YIELD FIXED-INCOME FUND

Capital & Income Fund              6.5                      6.7



MONEY MARKET FUND

Fidelity Money Market Trust:       4.3                      3.2
Retirement   Money Market
Portfolio

                                 100.0%                   100.0%


ASSET ALLOCATION

SIX MONTHS AGO
Row: 1, Col: 1, Value: 3.2
Row: 1, Col: 2, Value: 6.7
Row: 1, Col: 3, Value: 29.0
Row: 1, Col: 4, Value: 7.9
Row: 1, Col: 5, Value: 53.2
3.2% (MM)
6.7% (HY)
29.0% (IG)
53.2% (DE)
7.9% (IE)

CURRENT
Row: 1, Col: 1, Value: 4.3
Row: 1, Col: 2, Value: 6.5
Row: 1, Col: 3, Value: 30.4
Row: 1, Col: 4, Value: 7.9
Row: 1, Col: 5, Value: 50.9
4.3% (MM)
6.5% (HY)
30.4% (IG)
50.9% (DE)
7.9% (IE)
Equity
DE = Domestic Equity funds
IE = International Equity funds

EXPECTED
5.2% (MM)
Fixed-income
IG = Investment Grade funds
HY = High Yield fund
Row: 1, Col: 1, Value: 5.2
Row: 1, Col: 2, Value: 6.2
Row: 1, Col: 3, Value: 31.8
Row: 1, Col: 4, Value: 7.4
Row: 1, Col: 5, Value: 49.4
6.2% (HY)
49.4% (DE)
31.8% (IG)
7.4% (IE)
Money Market fund (MM)

THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1998. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1999. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT SEPTEMBER 30, 1999.

FIDELITY FREEDOM 2010 FUND

INVESTMENTS MARCH 31, 1999

Showing Percentage of Total Value of Investment in Securities



EQUITY FUNDS - 58.8%

                                 SHARES                            VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 50.9%

Blue Chip Growth Fund             1,561,368                        $ 83,174,058

Disciplined Equity Fund           2,711,835                         83,416,041

Equity-Income Fund                1,484,174                         82,994,997

Fidelity Fund                     2,152,740                         83,397,131

Growth & Income Portfolio         1,781,027                         83,067,092

Growth Company Fund               1,509,561                         83,252,280

OTC Portfolio                     1,152,461                         55,214,420

                                                                    554,516,019

INTERNATIONAL EQUITY FUNDS -
7.9%

Diversified International Fund    1,177,702                         21,434,169

Europe Fund                       922,004                           30,103,419

Japan Fund                        668,696                           8,559,309

Overseas Fund                     577,578                           21,364,592

Southeast Asia Fund               493,148                           4,379,158

                                                                    85,840,647

TOTAL EQUITY FUNDS                                                  640,356,666
(Cost $537,509,314)

FIXED-INCOME FUNDS - 36.9%



HIGH YIELD FIXED-INCOME FUND
- 6.5%

Capital & Income Fund             7,221,523                         70,915,355



INVESTMENT GRADE FIXED-INCOME
FUNDS - 30.4%

Government Income Fund            12,605,407                        124,415,366

Intermediate Bond Fund            8,011,535                         81,397,192

Investment Grade Bond Fund        17,144,843                        124,471,560

                                                                    330,284,118

TOTAL FIXED-INCOME FUNDS                                            401,199,473
(Cost $403,414,012)

MONEY MARKET FUND - 4.3%



Fidelity Money Market Trust:      47,264,932                        47,264,932
Retirement  Money Market
Portfolio (Cost $47,264,932)

CASH EQUIVALENTS - 0.0%

                                 MATURITY AMOUNT                   VALUE (NOTE 1)

Investments in repurchase        $ 121,017                         $ 121,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.92%,
dated 3/31/99 due 4/1/99

TOTAL INVESTMENT IN                                                $ 1,088,942,071
SECURITIES - 100%
(Cost $988,309,258)


OTHER INFORMATION

Purchases and redemptions of the underlying fund shares aggregated $604,773,805 and $217,156,915, respectively.

INCOME TAX INFORMATION

At March 31, 1999, the aggregate cost of investment securities for income tax purposes was $994,208,813. Net unrealized appreciation aggregated $94,733,258, of which $100,306,306 related to appreciated investment securities and $5,573,048 related to depreciated investment securities.

The fund hereby designates approximately $13,001,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY FREEDOM 2010 FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                              MARCH 31, 1999

ASSETS

Investment in securities, at                 $ 1,088,942,071
value (including repurchase
agreements of $121,000)
(cost $988,309,258) -  See
accompanying schedule

Cash                                          158

Receivable for Freedom Fund                   2,334,200
shares sold

Dividends receivable                          2,053,474

 TOTAL ASSETS                                 1,093,329,903

LIABILITIES

Payable for underlying fund     $ 3,229,749
shares purchased

Payable for Freedom Fund         1,120,778
shares redeemed

Accrued management fee           70,113

 TOTAL LIABILITIES                            4,420,640

NET ASSETS                                   $ 1,088,909,263

Net Assets consist of:

Paid in capital                              $ 969,998,056

Undistributed net investment                  5,470,634
income

Accumulated undistributed net                 12,807,760
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   100,632,813
(depreciation) on investments

NET ASSETS, for 79,132,760                   $ 1,088,909,263
shares outstanding

NET ASSET VALUE, offering                     $13.76
price and redemption price
per share ($1,088,909,263
(divided by) 79,132,760
shares)

STATEMENT OF OPERATIONS
                               YEAR ENDED MARCH 31, 1999

INVESTMENT INCOME                           $ 22,966,895
Income distributions from
underlying funds

Interest                                     1,668

 TOTAL INCOME                                22,968,563

EXPENSES

Management fee                $ 792,500

Non-interested trustees'       2,662
compensation

 Total expenses before         795,162
reductions

 Expense reductions            (227,697)     567,465

NET INVESTMENT INCOME                        22,401,098

REALIZED AND UNREALIZED GAIN
(LOSS)

Realized gain (loss) on sale   (4,531,586)
of underlying fund shares

Capital gain distributions     28,546,794    24,015,208
from underlying funds

Change in net unrealized                     58,372,346
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                              82,387,554

NET INCREASE (DECREASE) IN                  $ 104,788,652
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions                          $ 158,244
 Reimbursement from
investment adviser

 Transfer agent credits                      69,453

                                            $ 227,697


STATEMENT OF CHANGES IN NET ASSETS
                                 YEAR ENDED MARCH 31, 1999  YEAR ENDED MARCH 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 22,401,098               $ 4,091,090
income

 Net realized gain (loss)         24,015,208                 10,665,475

 Change in net unrealized         58,372,346                 42,914,286
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       104,788,652                57,670,851
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (22,500,156)               (3,427,770)
From net investment income

 From net realized gain           (16,254,418)               (831,579)

 TOTAL DISTRIBUTIONS              (38,754,574)               (4,259,349)

Share transactions Net            623,553,298                632,743,131
proceeds from sales of
Freedom Fund shares

 Reinvestment of distributions    38,733,842                 4,255,727

 Cost of Freedom Fund shares      (286,768,408)              (66,653,573)
redeemed

 NET INCREASE (DECREASE) IN       375,518,732                570,345,285
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       441,552,810                623,756,787
IN NET ASSETS

NET ASSETS

 Beginning of period              647,356,453                23,599,666

 End of period (including        $ 1,088,909,263            $ 647,356,453
undistributed net investment
income of $5,470,634 and
$2,560,461, respectively)

OTHER INFORMATION
Shares

 Sold                             47,946,684                 53,347,199

 Issued in reinvestment of        2,955,502                  370,207
distributions

 Redeemed                         (22,294,089)               (5,517,029)

 Net increase (decrease)          28,608,097                 48,200,377


FINANCIAL HIGHLIGHTS
YEARS ENDED MARCH 31,            1999         1998       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.81      $ 10.15    $ 10.00
period

Income from Investment
Operations

Net investment income D           .36          .30        .11

Net realized and unrealized       1.22         2.82       .15
gain (loss)

Total from investment             1.58         3.12       .26
operations

Less Distributions

 From net investment income       (.35)        (.37)      (.11)

From net realized gain            (.28)        (.09)      -

Total distributions               (.63)        (.46)      (.11)

Net asset value, end of period   $ 13.76      $ 12.81    $ 10.15

TOTAL RETURN B, C                 12.65%       31.31%     2.59%

RATIOS AND SUPPLEMENTAL DATA
(amounts do not include the
activity of the underlying
funds)

Net assets, end of period        $ 1,088,909  $ 647,356  $ 23,600
(000 omitted)

Ratio of expenses to average      .08% F       .08% F     .08% A, F
net assets

Ratio of expenses to average      .07% G       .08%       .08% A
net assets after  expense
reductions

Ratio of net investment           2.82%        2.54%      2.56% A
income to average net assets

Portfolio turnover rate           27%          20%        3% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO
MARCH 31, 1997.

F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G STRATEGIC ADVISERS OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY FREEDOM 2020 FUND
INVESTMENT CHANGES


FUND HOLDINGS AS OF MARCH 31, 1999

                                % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                         THESE HOLDINGS 6 MONTHS AGO

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund            9.8%                     10.0%

Disciplined Equity Fund          9.8                      9.9

Equity-Income Fund               9.7                      10.0

Fidelity Fund                    9.8                      9.8

Growth & Income Portfolio        9.7                      10.1

Growth Company Fund              9.8                      10.2

OTC Portfolio                       6.5                      6.8

                                  65.1                     66.8

INTERNATIONAL EQUITY FUNDS

Diversified International Fund   2.9                      2.9

Europe Fund                      4.0                      3.9

Japan Fund                       1.2                      1.1

Overseas Fund                    2.9                      2.9

Southeast Asia Fund                0.6                      0.5

                                  11.6                     11.3

INVESTMENT GRADE FIXED-INCOME
FUNDS

Government Income Fund           5.9                      5.4

Intermediate Bond Fund           3.8                      3.5

Investment Grade Bond Fund         5.9                      5.3

                                  15.6                     14.2

HIGH YIELD FIXED-INCOME FUND

Capital & Income Fund              7.7                      7.7

                                 100.0%                   100.0%


ASSET ALLOCATION

SIX MONTHS AGO
Row: 1, Col: 1, Value: 7.7
Row: 1, Col: 2, Value: 14.2
Row: 1, Col: 3, Value: 11.3
Row: 1, Col: 4, Value: 66.8
7.7% (HY)
14.2% (IG)
66.8% (DE)
11.3% (IE)

CURRENT
Row: 1, Col: 1, Value: 7.7
Row: 1, Col: 2, Value: 15.6
Row: 1, Col: 3, Value: 11.6
Row: 1, Col: 4, Value: 65.09999999999999
7.7% (HY)
65.1% (DE)
15.6% (IG)
11.6% (IE)
Equity
DE = Domestic Equity funds
IE = International Equity funds

EXPECTED
Fixed-income
IG = Investment Grade funds
HY = High Yield fund
Row: 1, Col: 1, Value: 7.5
Row: 1, Col: 2, Value: 17.0
Row: 1, Col: 3, Value: 11.1
Row: 1, Col: 4, Value: 64.40000000000001
7.5% (HY)
17.0% (IG)
64.4% (DE)
11.1% (IE)

THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1998. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1999. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT SEPTEMBER 30, 1999.

FIDELITY FREEDOM 2020 FUND

INVESTMENTS MARCH 31, 1999

Showing Percentage of Total Value of Investment in Securities



EQUITY FUNDS - 76.7%

                                 SHARES                          VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 65.1%

Blue Chip Growth Fund             1,825,035                      $ 97,219,594

Disciplined Equity Fund           3,170,915                       97,537,334

Equity-Income Fund                1,735,096                       97,026,558

Fidelity Fund                     2,515,302                       97,442,785

Growth & Income Portfolio         2,080,346                       97,027,350

Growth Company Fund               1,765,102                       97,345,385

OTC Portfolio                     1,346,074                       64,490,415

                                                                  648,089,421

INTERNATIONAL EQUITY FUNDS -
11.6%

Diversified International Fund    1,574,951                       28,664,114

Europe Fund                       1,234,868                       40,318,438

Japan Fund                        900,479                         11,526,127

Overseas Fund                     775,409                         28,682,371

Southeast Asia Fund               655,399                         5,819,942

                                                                  115,010,992

TOTAL EQUITY FUNDS                                                763,100,413
(Cost $643,569,963)

FIXED-INCOME FUNDS - 23.3%



HIGH YIELD FIXED-INCOME FUND
- 7.7%

Capital & Income Fund             7,748,590                       76,091,153



INVESTMENT GRADE FIXED-INCOME
FUNDS - 15.6%

Government Income Fund            5,926,435                       58,493,912

Intermediate Bond Fund            3,769,111                       38,294,166

Investment Grade Bond Fund        8,066,123                       58,560,055

                                                                  155,348,133

TOTAL FIXED-INCOME FUNDS                                          231,439,286
(Cost $232,479,604)

CASH EQUIVALENTS - 0.0%

                                 MATURITY AMOUNT                 VALUE (NOTE 1)

Investments in repurchase        $ 110,015                       $ 110,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.92%,
dated 3/31/99 due 4/1/99

TOTAL INVESTMENT IN                                              $ 994,649,699
SECURITIES - 100%
(Cost $876,159,567)


OTHER INFORMATION

Purchases and redemptions of the underlying fund shares aggregated $484,664,363 and $134,679,273, respectively.

INCOME TAX INFORMATION

At March 31, 1999, the aggregate cost of investment securities for income tax purposes was $881,301,836. Net unrealized appreciation aggregated $113,347,863, of which $118,085,581 related to appreciated investment securities and $4,737,718 related to depreciated investment securities.

The fund hereby designates approximately $11,804,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY FREEDOM 2020 FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                            MARCH 31, 1999

ASSETS

Investment in securities, at                 $ 994,649,699
value (including repurchase
agreements of $110,000)
(cost $876,159,567) -  See
accompanying schedule

Cash                                          248

Receivable for Freedom Fund                   1,748,618
shares sold

Dividends receivable                          1,125,314

 TOTAL ASSETS                                 997,523,879

LIABILITIES

Payable for underlying fund     $ 1,800,487
shares purchased

Payable for Freedom Fund         1,010,806
shares redeemed

Accrued management fee           64,446

 TOTAL LIABILITIES                            2,875,739

NET ASSETS                                   $ 994,648,140

Net Assets consist of:

Paid in capital                              $ 855,826,072

Undistributed net investment                  2,740,430
income

Accumulated undistributed net                 17,591,506
realized gain (loss)  on
investments

Net unrealized appreciation                   118,490,132
(depreciation) on investments

NET ASSETS, for 68,343,129                   $ 994,648,140
shares outstanding

NET ASSET VALUE, offering                     $14.55
price and redemption price
per share ($994,648,140
(divided by) 68,343,129
shares)

STATEMENT OF OPERATIONS
                               YEAR ENDED MARCH 31, 1999

INVESTMENT INCOME                           $ 15,233,463
Income distributions from
underlying funds

Interest                                     2,115

 TOTAL INCOME                                15,235,578

EXPENSES

Management fee                $ 724,078

Non-interested trustees'       2,424
compensation

 Total expenses before         726,502
reductions

 Expense reductions            (213,569)     512,933

NET INVESTMENT INCOME                        14,722,645

REALIZED AND UNREALIZED GAIN   (3,924,432)
(LOSS)
Realized gain (loss) on sale
of underlying fund shares

Capital gain distributions     32,490,284    28,565,852
from underlying funds

Change in net unrealized                     70,879,089
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                              99,444,941

NET INCREASE (DECREASE) IN                  $ 114,167,586
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions                          $ 144,340
 Reimbursement from
investment adviser

 Transfer agent credits                      69,229

                                            $ 213,569


STATEMENT OF CHANGES IN NET ASSETS
                                 YEAR ENDED MARCH 31, 1999  YEAR ENDED MARCH 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 14,722,645               $ 2,281,903
income

 Net realized gain (loss)         28,565,852                 7,940,504

 Change in net unrealized         70,879,089                 48,041,041
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       114,167,586                58,263,448
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (16,160,557)               (2,139,443)
From net investment income

 From net realized gain           (14,186,440)               (775,606)

 TOTAL DISTRIBUTIONS              (30,346,997)               (2,915,049)

Share transactions Net            557,805,316                561,324,674
proceeds from sales of
Freedom Fund shares

 Reinvestment of distributions    30,338,310                 2,914,790

 Cost of Freedom Fund shares      (254,918,709)              (56,943,712)
redeemed

 NET INCREASE (DECREASE) IN       333,224,917                507,295,752
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       417,045,506                562,644,151
IN NET ASSETS

NET ASSETS

 Beginning of period              577,602,634                14,958,483

 End of period (including        $ 994,648,140              $ 577,602,634
undistributed net investment
income of $2,740,430 and
$1,669,019, respectively)

OTHER INFORMATION
Shares

 Sold                             41,631,295                 46,318,365

 Issued in reinvestment of        2,209,990                  249,279
distributions

 Redeemed                         (18,984,307)               (4,547,206)

 Net increase (decrease)          24,856,978                 42,020,438


FINANCIAL HIGHLIGHTS
YEARS ENDED MARCH 31,            1999       1998       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.28    $ 10.21    $ 10.00
period

Income from Investment
Operations

Net investment income D           .27        .21        .08

Net realized and unrealized       1.55       3.33       .22
gain (loss)

Total from investment             1.82       3.54       .30
operations

Less Distributions

 From net investment income       (.28)      (.34)      (.09)

From net realized gain            (.27)      (.13)      -

Total distributions               (.55)      (.47)      (.09)

Net asset value, end of period   $ 14.55    $ 13.28    $ 10.21

TOTAL RETURN B, C                 14.00%     35.36%     2.99%

RATIOS AND SUPPLEMENTAL DATA

 (amounts do not include the
activity of the underlying
funds)

Net assets, end of period        $ 994,648  $ 577,603  $ 14,958
(000 omitted)

Ratio of expenses to average      .08% F     .08% F     .08% A, F
net assets

Ratio of expenses to average      .07% G     .08%       .08% A
net assets after  expense
reductions

Ratio of net investment           2.03%      1.76%      1.75% A
income to average net assets

Portfolio turnover rate           18%        15%        21% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO
MARCH 31, 1997.

F STRATEGIC ADVISORS AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G STRATEGIC ADVISORS OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY FREEDOM 2030 FUND
INVESTMENT CHANGES


FUND HOLDINGS AS OF MARCH 31, 1999

                                % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                         THESE HOLDINGS 6 MONTHS AGO

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund            10.4%                    10.4%

Disciplined Equity Fund          10.5                     10.4

Equity-Income Fund               10.4                     10.4

Fidelity Fund                    10.5                     10.3

Growth & Income Portfolio        10.4                     10.6

Growth Company Fund              10.4                     10.7

OTC Portfolio                       6.9                      7.2

                                  69.5                     70.0

INTERNATIONAL EQUITY FUNDS

Diversified International Fund   3.6                      3.5

Europe Fund                      5.0                      4.7

Japan Fund                       1.4                      1.4

Overseas Fund                    3.5                      3.5

Southeast Asia Fund                0.7                      0.7

                                  14.2                     13.8

INVESTMENT GRADE FIXED-INCOME
FUNDS

Government Income Fund           2.7                      2.5

Intermediate Bond Fund           1.7                      1.6

Investment Grade Bond Fund         2.7                      2.5

                                   7.1                      6.6

HIGH YIELD FIXED-INCOME FUND

Capital & Income Fund              9.2                      9.6

                                 100.0%                   100.0%


ASSET ALLOCATION

SIX MONTHS AGO
Row: 1, Col: 1, Value: 9.6
Row: 1, Col: 2, Value: 6.6
Row: 1, Col: 3, Value: 13.8
Row: 1, Col: 4, Value: 70.0
9.6% (HY)
6.6% (IG)
70.0% (DE)
13.8% (IE)

CURRENT
Row: 1, Col: 1, Value: 9.199999999999999
Row: 1, Col: 2, Value: 7.1
Row: 1, Col: 3, Value: 14.2
Row: 1, Col: 4, Value: 69.5
9.2% (HY)
7.1% (IG)
69.5% (DE)
14.2% (IE)
Equity
DE = Domestic Equity funds
IE = International Equity funds

EXPECTED
Fixed-income
IG = Investment Grade funds
HY = High Yield fund
Row: 1, Col: 1, Value: 9.0
Row: 1, Col: 2, Value: 7.0
Row: 1, Col: 3, Value: 14.0
Row: 1, Col: 4, Value: 70.0
8.7% (HY)
70.0% (DE)
7.6% (IG)
13.7% (IE)

THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1998. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1999. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT SEPTEMBER 30, 1999.

FIDELITY FREEDOM 2030 FUND

INVESTMENTS MARCH 31, 1999

Showing Percentage of Total Value of Investment in Securities



EQUITY FUNDS - 83.7%

                                 SHARES                          VALUE (NOTE 1)

DOMESTIC EQUITY FUNDS - 69.5%

Blue Chip Growth Fund             715,536                        $ 38,116,623

Disciplined Equity Fund           1,243,466                       38,249,009

Equity-Income Fund                680,436                         38,050,006

Fidelity Fund                     986,495                         38,216,807

Growth & Income Portfolio         815,816                         38,049,676

Growth Company Fund               691,928                         38,159,821

OTC Portfolio                     527,903                         25,291,811

                                                                  254,133,753

INTERNATIONAL EQUITY FUNDS -
14.2%

Diversified International Fund    711,136                         12,942,680

Europe Fund                       559,240                         18,259,200

Japan Fund                        404,918                         5,182,957

Overseas Fund                     349,747                         12,937,135

Southeast Asia Fund               297,256                         2,639,636

                                                                  51,961,608

TOTAL EQUITY FUNDS                                                306,095,361
(Cost $273,172,379)

FIXED-INCOME FUNDS - 16.3%



HIGH YIELD FIXED-INCOME FUND
- 9.2%

Capital & Income Fund             3,418,676                       33,571,400



INVESTMENT GRADE FIXED-INCOME
FUNDS - 7.1%

Government Income Fund            990,365                         9,774,907

Intermediate Bond Fund            629,176                         6,392,427

Investment Grade Bond Fund        1,348,312                       9,788,744

                                                                  25,956,078

TOTAL FIXED-INCOME FUNDS                                          59,527,478
(Cost $59,285,152)

CASH EQUIVALENTS - 0.0%

                                 MATURITY AMOUNT                 VALUE (NOTE 1)

Investments in repurchase        $ 41,006                        $ 41,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.92%,
dated 3/31/99 due 4/1/99

TOTAL INVESTMENT IN                                              $ 365,663,839
SECURITIES - 100%
(Cost $332,498,531)


OTHER INFORMATION

Purchases and redemptions of the underlying fund shares aggregated $262,266,403 and $34,740,504, respectively.

INCOME TAX INFORMATION

At March 31, 1999, the aggregate cost of investment securities for income tax purposes was $334,678,402. Net unrealized appreciation aggregated $30,985,437, of which $33,104,593 related to appreciated investment securities and $2,119,156 related to depreciated investment securities.

The fund hereby designates approximately $4,649,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY FREEDOM 2030 FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                          MARCH 31, 1999

ASSETS

Investment in securities, at               $ 365,663,839
value (including repurchase
agreements of $41,000) (cost
$332,498,531) -  See
accompanying schedule

Cash                                        516

Receivable for Freedom Fund                 1,593,672
shares sold

Dividends receivable                        307,940

 TOTAL ASSETS                               367,565,967

LIABILITIES

Payable for underlying fund     $ 980,168
shares purchased

Payable for Freedom Fund         905,748
shares redeemed

Accrued management fee           23,148

 TOTAL LIABILITIES                          1,909,064

NET ASSETS                                 $ 365,656,903

Net Assets consist of:

Paid in capital                            $ 326,343,798

Undistributed net investment                1,017,661
income

Accumulated undistributed net               5,130,136
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 33,165,308
(depreciation) on investments

NET ASSETS, for 25,133,991                 $ 365,656,903
shares outstanding

NET ASSET VALUE, offering                   $14.55
price and redemption price
per share ($365,656,903
(divided by) 25,133,991
shares)

STATEMENT OF OPERATIONS
                              YEAR ENDED MARCH 31, 1999

INVESTMENT INCOME                           $ 4,215,753
Income distributions from
underlying funds

Interest                                     903

 TOTAL INCOME                                4,216,656

EXPENSES

Management fee                $ 216,800

Non-interested trustees'       690
compensation

 Total expenses before         217,490
reductions

 Expense reductions            (67,934)      149,556

NET INVESTMENT INCOME                        4,067,100

REALIZED AND UNREALIZED GAIN
(LOSS)

Realized gain (loss) on sale   (2,394,385)
of underlying fund shares

Capital gain distributions     10,864,971    8,470,586
from underlying funds

Change in net unrealized                     25,407,252
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                              33,877,838

NET INCREASE (DECREASE) IN                  $ 37,944,938
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions                          $ 43,119
 Reimbursement from
investment adviser

 Custodian credits                           21

 Transfer agent credits                      24,794

                                            $ 67,934


STATEMENT OF CHANGES IN NET ASSETS
                                 YEAR ENDED MARCH 31, 1999  YEAR ENDED MARCH 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 4,067,100                $ 747,707
income

 Net realized gain (loss)         8,470,586                  4,956,471

 Change in net unrealized         25,407,252                 7,933,861
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       37,944,938                 13,638,039
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (4,341,407)                (757,317)
From net investment income

 In excess of net investment      -                          (610,205)
income

 From net realized gain           (5,938,957)                (471,015)

 TOTAL DISTRIBUTIONS              (10,280,364)               (1,838,537)

Share transactions Net            343,561,901                138,314,449
proceeds from sales of
Freedom Fund shares

 Reinvestment of distributions    10,271,400                 1,838,434

 Cost of shares Freedom Fund      (130,913,052)              (42,605,715)
redeemed

 NET INCREASE (DECREASE) IN       222,920,249                97,547,168
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       250,584,823                109,346,670
IN NET ASSETS

NET ASSETS

 Beginning of period              115,072,080                5,725,410

 End of period (including        $ 365,656,903              $ 115,072,080
undistributed net investment
income of $1,017,661 and
$344,198, respectively)

OTHER INFORMATION
Shares

 Sold                             25,582,555                 11,252,452

 Issued in reinvestment of        756,262                    156,038
distributions

 Redeemed                         (9,778,011)                (3,395,851)

 Net increase (decrease)          16,560,806                 8,012,639


FINANCIAL HIGHLIGHTS
YEARS ENDED MARCH 31,            1999       1998       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.42    $ 10.21    $ 10.00
period

Income from Investment
Operations

Net investment income D           .25        .22        .08

Net realized and unrealized       1.60       3.42       .22
gain (loss)

Total from investment             1.85       3.64       .30
operations

Less Distributions

 From net investment income       (.24)      (.17)      (.09)

In excess of net investment       -          (.14)      -
income

From net realized gain            (.48)      (.12)      -

Total distributions               (.72)      (.43)      (.09)

Net asset value, end of period   $ 14.55    $ 13.42    $ 10.21

TOTAL RETURN B, C                 14.29%     36.28%     2.99%

RATIOS AND SUPPLEMENTAL DATA

 (amounts do not include the
activity of the underlying
funds)

Net assets, end of period        $ 365,657  $ 115,072  $ 5,725
(000 omitted)

Ratio of expenses to average      .08% F     .08% F     .08% A, F
net assets

Ratio of expenses to average      .07% G     .08%       .08% A
net assets after  expense
reductions

Ratio of net investment           1.87%      1.78%      1.71% A
income to average net assets

Portfolio turnover rate           16%        34%        19% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO
MARCH 31, 1997.

F STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G STRATEGIC ADVISERS OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2010 Fund, Freedom 2020 Fund, and Freedom 2030 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Interest income is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income to shareholders of the Freedom Income Fund are paid monthly, while distributions from capital gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions to shareholders of the other Freedom Funds are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for the short-term gain distributions from the underlying funds and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and redemptions of the underlying fund shares is included under the caption "Other Information" at the end of each fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. Each fund pays a management fee to Strategic Advisers, Inc., an affiliate of FMR. Strategic Advisers receives a fee that is computed daily at an annual rate of .10% of the fund's average net assets.

OTHER TRANSACTIONS. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest, taxes, brokerage commissions, and extraordinary expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets.

5. EXPENSE REDUCTIONS.

Strategic Advisers voluntarily agreed to reimburse each fund's management fee above an annual rate of .08% of the fund's average net assets.

In addition, Strategic Advisers has entered into arrangements on behalf of certain funds with the funds' custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses.

For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's
Statement of Operations.

6. BENEFICIAL INTEREST.

At the end of the period, certain unaffiliated shareholders were each record owners of 10% or more of the total outstanding shares of the following funds:

BENEFICIAL INTEREST

FUND                 NUMBER OF SHAREHOLDERS  % OWNERSHIP

Freedom Income        1                      29%
Freedom 2000          1                      45%
Freedom 2010          1                      49%
Freedom 2020          1                      52%
Freedom 2030          1                      23%

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income, Fidelity Freedom 2000, Fidelity Freedom 2010, Fidelity Freedom 2020, Fidelity Freedom 2030 Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Freedom Income, Fidelity Freedom 2000, Fidelity Freedom 2010, Fidelity Freedom 2020, and Fidelity Freedom 2030 Funds ( funds of Fidelity Aberdeen Street Trust) at March 31, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
May 7, 1999

DISTRIBUTIONS


The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
               PAY DATE RECORD DATE  DIVIDENDS  CAPITAL GAINS
Freedom Income 5/10/99  5/7/99       $0.04      $0.07
Freedom 2000   5/10/99  5/7/99       $0.10      $0.16
Freedom 2010   5/10/99  5/7/99       $0.07      $0.23
Freedom 2020   5/10/99  5/7/99       $0.05      $0.31
Freedom 2030   5/10/99  5/7/99       $0.04      $0.27

The following percentages of dividends distributed during the fiscal year were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Freedom Income 8.54%
Freedom 2000   7.82%
Freedom 2010   5.05%

The following percentages of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

Freedom Income 5%
Freedom 2000   10%
Freedom 2010   20%
Freedom 2020   30%
Freedom 2030   31%

The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns.

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER

Strategic Advisers, Inc.
Boston, MA

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Scott D. Stewart, Vice President
Ren Y. Cheng, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

FF-ANN-0599  75205
1.702316.101

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S ASSET ALLOCATION FUNDS
Asset ManagerSM
Asset Manager: GrowthSM
Asset Manager: IncomeSM
Fidelity Freedom Funds  -
Income, 2000, 2010, 2020, 2030

THE FIDELITY TELEPHONE CONNECTION

MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(fidelity_logo_graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com